Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Source of Earnings before Income Taxes

The source of earnings before income taxes consisted of the following for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Domestic	$7,300	$12,415	$32,404
Foreign	6,125	7,078	9,931

	$13,425	$19,493	$42,335

Consolidated Provision for Income Taxes Included within Consolidated Statements of Operations

The consolidated provision for income taxes included within the consolidated statements of operations consisted of the following for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Current
Federal	$352	$2,373	$9,541
State	430	133	936
Foreign	1,237	1,065	3,173

	2,019	3,571	13,650
Deferred
Federal	1,731	2,139	2,963
State	(305)	248	487
Foreign	672	(1,130)	1,147

	2,098	1,257	4,597

	$4,117	$4,828	$18,247

Reconciliation of Income Taxes at Federal Statutory Rate to Effective Tax Rate

A reconciliation of income taxes at the Federal statutory rate to the effective tax rate is summarized in the following table for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Tax at Federal statutory rate of 35%	$4,699	$6,822	$14,817
State taxes—net of Federal benefit	103	186	992
Research and development incentives	(203)	(456)	(1,007)
Manufacturer’s deduction	(75)	(173)	(780)
Foreign rate differential	537	(409)	(388)
Valuation allowances	(1,668)	(1,333)	(504)
Impact of favorable tax ruling(1)	—	(2,216)	—
Tax rate change	243	(2)	675
Increase in tax reserves(1)	537	1,545	1,174
Stock compensation expense	71	68	68
U.S. taxation of foreign earnings(2)	8	336	2,193
Non-deductible meals and entertainment	118	162	120
Other	(253)	298	887

Tax provision	$4,117	$4,828	$18,247

(1)	During the year ended December 31, 2012, the German tax authorities issued a favorable tax ruling which allowed the Company to restore its German net operating loss. This benefit was partially offset by an increase in the tax reserve.
(2)	During the year ended December 31 2013, the U.S. taxation of foreign earnings includes the recognition of a deferred tax liability for foreign earnings that are no longer considered permanently reinvested.

Deferred Tax Assets and Liabilities

The Company’s temporary differences which gave rise to deferred tax assets and liabilities at December 31, 2012 and 2013 include (in thousands):

	2012	2013
Deferred tax assets
Accrued expenses and reserves	$3,481	$3,092
Postretirement and postemployment benefits	3,503	2,354
Employee benefits	3,312	3,348
Inventories	2,057	2,568
Capitalized research and development expenses	1,129	1,074
Deferred financing costs	1,211	1,245
Other assets and liabilities	998	96
Domestic net operating loss and credit carryforwards	1,240	1,215
Foreign operating loss carryforwards	6,451	5,240
Valuation allowance	(4,962)	(4,347)

	18,420	15,885
Deferred tax liabilities
Property, plant and equipment	(17,068)	(18,365)
Intangible and other assets and liabilities	(14,413)	(14,261)
Foreign Investments	(180)	(2,317)

	(31,661)	(34,943)

Net deferred tax liability	$(13,241)	$(19,058)

Gross Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties

Changes in the Company’s gross liability for unrecognized tax benefits, excluding interest and penalties, are as follows for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Balance at beginning of year	$320	$1,030	$2,556
Additions based on tax positions related to current year (see below)	170	144	1,230
Additions based on tax positions related to prior years	375	1,418	29
Other additions and reductions	211	—	—
Reductions related to lapses of statute of limitations	(46)	(36)	(124)

Balance at end of year	$1,030	$2,556	$3,691